Revenue Recognition - Schedule of Major Customers (Details) - Customer Concentration Risk [Member] - Revenue [Member]	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Customer A [Member]
Schedule of Major Customers [Line Items]
Concentration risk, Percentage		19.00%
Customer B [Member]
Schedule of Major Customers [Line Items]
Concentration risk, Percentage		12.00%
Customer C [Member]
Schedule of Major Customers [Line Items]
Concentration risk, Percentage		11.00%